Income taxes (Net Changes in Total Valuation Allowance for Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 146,623	¥ 151,665	¥ 169,811
Additions	16,106	27,147	33,243
Deductions	(74,435)	(37,891)	(43,723)
Other	5,520	5,702	(7,666)
Valuation allowance at end of year	¥ 93,814	¥ 146,623	¥ 151,665